Pursuant to Rule 497 (e)
Registration No. 2-89264

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

DAILY INCOME FUND

NEW YORK DAILY TAX FREE INCOME FUND, INC.

TAX EXEMPT PROCEEDS FUND, INC.
(collectively, the “Funds,” and individually a “Fund”)

SUPPLEMENT DATED NOVEMBER 22, 2010

TO THE CURRENT PROSPECTUS FOR EACH OF THE ABOVE NAMED FUNDS

This supplements certain information contained in the Prospectus for each of the Funds and should be read in conjunction with the Prospectus for each of the Funds.

Address of the Fund, Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.

Effective November 22, 2010, all references to 600 Fifth Avenue – 8th Floor, New York, NY 10020 are now replaced with c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY  10018.

Portfolio Holdings Disclosure Policy

In order to comply with amendments to Rule 2a-7 under the 1940 Act, effective October 7, 2010, information concerning the Fund’s portfolio holdings, as well as its weighted average maturity and weighed average life, is posted on the Fund’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/  five business days after the end of the month and will remain posted for six months thereafter.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution).  We will begin sending you individual copies within thirty days after receiving your request.

With Respect to the Current Prospectuses of Daily Income Fund Only

The following should be added to the “Shareholder Information: Redemption Requests” section.

“Redemption In-Kind

Generally, all redemptions will be for cash.  However, if you redeem shares worth $250,000 or more, the Portfolio reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash.  If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its net asset value.  This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

1411 Broadway
New York, NY 10018
(212) 830-5345
(800) 433-1918 (Toll Free)

MULTI SUPPLEMENT_NOV2010

Pursuant to Rule 497 (e)
Registration No. 2-89264

ADVANTAGE CALIFORNIA TAX EXEMPT LIQUIDITY FUND
Shares of California Daily Tax Free Income Fund, Inc.

ADVANTAGE PRIMARY LIQUIDITY FUND
ADVANTAGE GOVERNMENT LIQUIDITY FUND
ADVANTAGE MUNICIPAL LIQUIDITY FUND
Shares of Daily Income Fund – Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio

ADVANTAGE NEW YORK TAX EXEMPT LIQUIIDTY FUND
Shares of New York Daily Tax Free Income Fund, Inc.

(collectively, the “Funds,” and individually a “Fund”)

SUPPLEMENT DATED NOVEMBER 22, 2010
TO THE CURRENT PROSPECTUS FOR EACH OF THE ABOVE NAMED FUNDS

This supplements certain information contained in the Prospectus for each of the Funds and should be read in conjunction with the Prospectus for each of the Funds.

Address of Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.

Effective November 22, 2010, all references to 600 Fifth Avenue – 8th Floor, New York, NY 10020 are now replaced with c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY  10018-3450.

Portfolio Holdings Disclosure Policy

In order to comply with amendments to Rule 2a-7 under the 1940 Act, effective October 7, 2010, information concerning the Fund’s portfolio holdings, as well as its weighted average maturity and weighed average life, is posted on the Fund’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/ five business days after the end of the month and will remain posted for six months thereafter.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution).  We will begin sending you individual copies within thirty days after receiving your request.

With Respect to the Current Prospectuses of Daily Income Fund Only

The following should be added to the “Shareholder Information: Redemption Requests” section.

“Redemption In-Kind

Generally, all redemptions will be for cash.  However, if you redeem shares worth $250,000 or more, the Portfolio reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash.  If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its net asset value.  This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders.”

OPPENHEIMER
Available exclusively to customers of
Oppenheimer & Co. Inc. and its Affiliates

125 Broad Street
New York, NY  10004

ADVANTAGE SHARES_NOV2010
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Pursuant to Rule 497 (e)
Registration No. 2-89264

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.

DAILY INCOME FUND

NEW YORK DAILY TAX FREE INCOME FUND, INC.

TAX EXEMPT PROCEEDS FUND, INC.
(collectively, the “Funds,” and individually a “Fund”)

SUPPLEMENT DATED NOVEMBER 22, 2010
TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR EACH
OF THE ABOVE NAMED FUNDS

This supplements certain information contained in the Statement of Additional Information for each of the Funds and should be read in conjunction with the Statement of Additional Information for each of the Funds.

Address of the Fund, Reich & Tang Asset Management, LLC, Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

Effective November 22, 2010, all references to 600 Fifth Avenue – 8th Floor, New York, NY 10020 are now replaced with c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY  10018.

Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution).  We will begin sending you individual copies within thirty days after receiving your request

With Respect to the Current Statement of Additional Information of Daily Income Fund Only

The following should be added to the “Purchase, Redemption and Pricing of Shares” section.

“Redemption In-Kind

Although the Portfolio generally intends to pay redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Portfolio’s securities.  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Portfolio is obligated to pay redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of the net assets represented by such Class during any 90-day period.  Any redemption payment greater than this amount will also be in cash unless the Portfolio elects to pay all or a portion of the remainder of the redemption in Portfolio securities, valued in the same way as the Portfolio determines its net asset value.  Redemption in-kind is not as liquid as a cash redemption.  Shareholders receiving the Portfolio securities could have difficulty selling them, may incur related transaction costs, and would be subject to risks of fluctuations in the securities’ value prior to sale.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

1411 Broadway
New York, NY 10018
(212) 830-5345
(800) 433-1918 (Toll Free)

MULTI SUPPLEMENT_NOV2010